Baillie Gifford EAFE Pure Fund
Baillie Gifford EAFE Pure Fund
BAILLIE GIFFORD FUNDS The EAFE Pure Fund Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
7. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Pure Fund on page 16 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford EAFE Pure Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

8. The expense tables under the section titled “Example of Expenses” for The EAFE Pure Fund on page 16 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford EAFE Pure Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	107	268	444	953
Class 2	99	243	400	857
Class 3	92	221	362	773
Class 4	89	211	346	736
Class 5	83	196	318	676

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford EAFE Pure Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	96	257	432	937
Class 2	88	232	388	842
Class 3	81	210	350	757
Class 4	78	200	333	721
Class 5	73	184	306	660